Jan. 31, 2025
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Investment objective
The fund’s investment objective is to provide long-term growth of capital while providing current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 34 of the prospectus and on page 75 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none	0.21
Other expenses	0.33	0.33	0.32	0.26	0.23	0.12	0.37
Total annual fund operating expenses	1.22	1.98	1.22	1.16	0.88	0.77	1.23

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	1.00
Other expenses	0.37	0.24	0.37	0.31	0.24	0.18	0.23
Total annual fund operating expenses	2.01	1.39	1.27	1.21	0.89	0.83	1.88

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.75	0.58	0.50	0.25	none	none	none
Other expenses	0.45	0.33	0.27	0.22	0.28	0.17	0.12
Total annual fund operating expenses	1.85	1.56	1.42	1.12	0.93	0.82	0.77

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$692	$301	$371	$118	$90	$79	$471	$304	$142	$376	$123	$91	$85	$191
3 years	940	621	628	368	281	246	727	630	440	643	384	284	265	591
5 years	1,207	1,068	904	638	488	428	1,002	1,083	761	930	665	493	460	1,016
10 years	1,967	2,110	1,690	1,409	1,084	954	1,787	1,866	1,669	1,746	1,466	1,096	1,025	2,201

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$188	$159	$145	$114	$95	$84	$79		1 year	$201	$204
3 years	582	493	449	356	296	262	246		3 years	621	630
5 years	1,001	850	776	617	515	455	428		5 years	1,068	1,083
10 years	2,169	1,856	1,702	1,363	1,143	1,014	954		10 years	2,110	1,866

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its assets in securities that are (1) issued by companies in developing countries; (2) principally traded in the securities markets of developing countries; (3) denominated in developing country currencies; or (4) issued by companies deemed to be suitable for investment by the fund because they have significant economic exposure to developing countries. In determining whether a country is a developing country, the fund’s investment adviser will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of the country’s gross domestic product, and the overall regulatory environment of the country, including the presence of government regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (MSCI) will be treated as developing countries for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as developing countries for debt securities.

The fund may invest in securities of any company, regardless of where it is domiciled, if the fund’s investment adviser determines that the company has significant economic exposure to a developing country. An issuer will be deemed to have significant economic exposure to a developing country if at least 50% of its assets are located in a developing country or at least 50% of its total revenues or profits are derived, or, in the opinion of the investment adviser, are expected to be derived, from goods or services produced or sold in a developing country.

The fund may have significant exposure to one or more developing countries. See the paragraphs captioned “Investing outside the United States,” “Investing in emerging markets” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of the risks associated with such investments.

The fund is designed for investors seeking both capital appreciation and income. As a general matter, the fund may invest in a broad range of securities, including both growth- and income-oriented stocks and debt securities. In pursuing its objective, however, the fund focuses on stocks of companies that have the potential for growth and the capacity to pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not, or do not have the capacity to, pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 19.32% (quarter ended June 30, 2020) Lowest -25.85% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	2/3/2014	3.93%	0.05%	2.07%	2.40%
− After taxes on distributions		4.12	0.05	1.88	N/A
− After taxes on distributions and sale of fund shares		3.14	0.38	1.84	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	2/3/2014	–2.38%	–1.45%	1.17%	1.54%
C	2/3/2014	1.88	–1.03	1.13	1.52
F-1	2/3/2014	3.63	–0.22	1.81	2.13
F-3	1/27/2017	4.04	0.16	N/A	3.38
529-A (with maximum sales charge)	2/3/2014	–0.02	–1.00	1.38	1.74
529-C	2/3/2014	1.77	–1.06	1.32	1.70
529-E	2/3/2014	3.47	–0.44	1.57	1.89
529-F-1	2/3/2014	3.94	–0.03	1.97	2.30
529-F-2	10/30/2020	4.02	N/A	N/A	1.46
529-F-3	10/30/2020	3.97	N/A	N/A	1.49
R-1	2/3/2014	2.94	–0.94	1.06	1.39
R-2	2/3/2014	2.98	–0.93	1.05	1.38
R-2E	8/29/2014	3.21	–0.65	1.42	0.31
R-3	2/3/2014	3.39	–0.49	1.52	1.85
R-4	2/3/2014	3.70	–0.19	1.83	2.16
R-5E	11/20/2015	3.90	–0.01	N/A	3.72
R-5	2/3/2014	3.99	0.11	2.14	2.46
R-6	2/3/2014	4.04	0.16	2.19	2.51

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.50%	1.70%	3.64%	3.85%
Class F-2 annualized 30-day yield at November 30, 2024: 1.82% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.